Note 16 - Commitments and Contingencies (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense, Net	¥ 50,837	¥ 40,394	¥ 36,206